17. Basic and Diluted Loss per Share	12 Months Ended
Jun. 30, 2024
Notes
17. Basic and Diluted Loss per Share

17. Basic and Diluted Loss per Share

The calculations of basic and diluted loss per share for the year ended June 30, 2024, were based on the net loss of $6,850,918 (2023 – net loss of $15,462,945; 2022 – net loss of $9,446,454) and the weighted average number of basic and diluted common shares outstanding of 20,238,794 (2023 – 18,033,851; 2022 – 15,884,041).

The details of the computation of basic and diluted loss per share are as follows:

	2024	2023	2022
	$	$	$
Net Loss for the year	(6,850,918)	(15,462,945)	(9,446,454)
	#	#	#
Basic weighted-average number of shares outstanding	20,238,794	18,033,851	15,884,041
Assumed conversion of dilutive stock options and warrants	-	-	-
Diluted weighted-average number of shares outstanding	20,238,794	18,033,851	15,884,041
	$	$	$
Basic and diluted loss per share	(0.34)	(0.85)	(0.60)